Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Basis of Preparation

2.1	Basis of Preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The preparation of the consolidated financial statements requires the use of certain critical accounting estimates. It also requires management to exercise judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 3.

Correction	(“revision”) of prior financial statements

During the year 2018, the Group identified errors related to prior years in relation to the under-statement of revenue due to omission of data transferring from billing system to finance system. Pursuant to the guidance of Staff Accounting Bulletin (“SAB”) No. 99, “Materiality”, the Group evaluated the materiality of the misstatement quantitatively and qualitatively and has concluded that the amounts of misstatement were not material to its annual prior periods financial statements or trends of financial results. However, because of the significance of the cumulative out-of-period adjustment to the 2018 fiscal year, the financial statements for years prior to 2018 fiscal year have been revised in accordance with SAB No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements”. See Note 43 for further details on the impact of the revision.

Changes in Accounting Policy and Disclosures

2.2	Changes in Accounting Policy and Disclosures

(1) New and amended standards adopted by the Group

The Group has applied the following standards and amendments for the first time for their annual reporting period commencing January 1, 2018, and the application has following impacts on the consolidated financial statements.

- Amendments to IAS 28 Investments in Associates and Joint Ventures

When an investment in an associate or a joint venture is held by, or is held indirectly through, an entity that is a venture capital organization, or a mutual fund, unit trust and similar entities including investment-linked insurance funds, the entity may elect to measure each investment separately at fair value through profit or loss in accordance with IFRS 9. The amendment does not have a significant impact on the financial statements because the Group is not a venture capital organization.

- Amendments to IAS 40 Transfers of Investment Property

The amendment to IAS 40 clarifies that a transfer to, or from, investment property, including property under construction, can only be made if there has been a change in use that is supported by evidence, and the list of evidence for a change of use in the standard was re-characterized as a non-exclusive list of example. The amendment does not have a significant impact on the financial statements.

- Amendments to IFRS 2 Share-based Payment

Amendments to IFRS 2 clarify accounting for a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. Amendments also clarify that the measurement approach should treat the terms and conditions of a cash-settled award in the same way as for an equity-settled award. The amendment does not have a significant impact on the financial statements.

- Enactment of IFRIC 22 Foreign Currency Transaction and Advance Consideration

According to the enactment, the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income (or part of it) is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration. The enactment does not have a significant impact on the financial statements.

- IFRS 9 Financial Instruments

The Group has applied IFRS 9 Financial Instruments on January 1, 2018, the date of initial application. In accordance with the transitional provisions in IFRS 9, comparative figures have not been restated, and the differences between previous book amounts and book amounts at the date of initial application are recognized to retained earnings. See Note 41 for further details on the impact of the application of the standard.

- IFRS 15 Revenue from Contracts with Customers

The Group has applied IFRS 15 Revenue from Contracts with Customers. In accordance with the transition provisions in IFRS 15, comparative figures have not been restated. The Group elected the modified retrospective approach, and recognized the cumulative impact of initially applying the revenue standard as an adjustment to retained earnings as at January 1, 2018, the period of initial application. See Note 41 for further details on the impact of the application of the standard.

(2) New standards and interpretations not yet adopted by the Group

Certain new accounting standards and interpretations that have been published that are not mandatory for annual reporting period commencing January 1, 2018 and have not been early adopted by the Group are set out below.

- Amendments to IFRS 16 Leases

IFRS 16 Leases issued on May 22, 2017 is effective for annual periods beginning on or after January 1, 2019, with early adoption permitted. This standard will replace IAS 17 Leases. The Group will apply the standards for annual periods beginning on or after January 1, 2019.

Under the new standard, with implementation of a single lease model, lessee is required to recognize assets and liabilities for all lease which lease term is over 12 months and underlying assets are not low value assets. A lessee is required to recognize a right-of-use asset and a lease liability representing its obligation to make lease payments.

The Group performed an impact assessment to identify potential financial effects of applying IFRS 16. The Group is analyzing the effects on the financial statements based on available information as at December 31, 2018 to identify effects on 2019 financial statements.

The Group will adopt IFRS 16 Leases effective January 1, 2019 using a modified retrospective method and will not restate comparative periods. The Group will carry forward the assessment of whether our contracts contain or are leases, classification of our leases and remaining lease terms. Based on the Group’s portfolio of leases as at December 31, 2018, approximately KRW 616,759 million of lease assets and liabilities will be recognized on the consolidated statement of financial position upon adoption. In the statement of cash flows, the repayment portion of the lease payments from existing operating leases will reduce net cash from/used in financing activities and no longer affect net cash from operating activities. Only the interest payments will remain in net cash from operating activities, the total of which will rise.

- Amendments to IFRS 9 Financial Instruments

The narrow-scope amendments made to IFRS 9 Financial Instruments enable entities to measure certain prepayable financial assets with negative compensation at amortized cost. When a modification of a financial liability measured at amortized cost that does not result in the derecognition, a modification gain or loss shall be recognized in profit or loss. These amendments will be applied for annual periods beginning on or after January 1, 2019, with early adoption permitted.

- Amendments to IAS 19 Employee Benefits

The amendments require that an entity shall calculate current service cost and net interest for the remainder of the reporting period after a plan amendment, curtailment or settlement based on updated actuarial assumptions from the date of the change. The amendments also require that a reduction in a surplus must be recognized in profit or loss even if that surplus was not previously recognized because of the impact of the asset ceiling. The amendments are effective for plan amendments, curtailments and settlements occurring in reporting periods that begin on or after January 1, 2019.

- Amendments to IAS 28 Investments in Associates and Joint Ventures

The amendments clarify that an entity shall apply IFRS 9 to financial instruments in an associate or joint venture to which the equity method is not applied. These include long-term interests that, in substance, form part of the entity’s net investment in an associate or joint venture. These amendments will be applied for annual periods beginning on or after January 1, 2019, with early adoption permitted. In accordance with the transitional provisions in IFRS 9, the restatement of the comparative information is not required and the cumulative effects of initially applying the amendments retrospectively should be recognized in the beginning balance of retained earnings (or other components of equity, as appropriate) at the date of initial application.

- Enactment to IFRIC 23 Uncertainty over Income Tax Treatments

The Interpretation explains how to recognize and measure deferred and current income tax assets and liabilities where there is uncertainty over a tax treatment, and includes guidance on how to determine whether each uncertain tax treatment is considered separately or together. It also presents examples of circumstances where a judgement or estimate is required to be reassessed. This Interpretation will be applied for annual periods beginning on or after January 1, 2019, and an entity can either restate the comparative financial statements retrospectively or recognize the cumulative effect of initially applying the Interpretation as an adjustment in the beginning balance at the date of initial application.

- Annual Improvements to IFRS 2015 – 2017 Cycle:

•	IFRS 3 Business Combination

The amendments clarify that when a party to a joint arrangement obtains control of a business that is a joint operation, and had rights to the assets and obligations for the liabilities relating to that joint operation immediately before the acquisition date, the transaction is a business combination achieved in stages. In such cases, the acquirer shall remeasure its entire previously held interest in the joint operation. These amendments will be applied to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2019, with early adoption permitted.

•	IFRS 11 Joint Agreements

The amendments clarify that when a party that participates in, but does not have joint control of, a joint operation might obtain joint control of the joint operation in which the activity of the joint operation constitutes a business. In such cases, previously held interests in the joint operation are not remeasured. These amendments will be applied to transactions in which an entity obtains joint control on or after the beginning of the first annual reporting period beginning on or after January 1, 2019, with early adoption permitted.

•	Paragraph 57A of IAS 12 Income Tax

The amendment is applied to all the income tax consequences of dividends and requires an entity to recognize the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized those past transactions or events. These amendments will be applied for annual reporting periods beginning on or after January 1, 2019, with early adoption permitted.

•	IAS 23 Borrowing Costs

The amendments clarify that if a specific borrowing remains outstanding after the related qualifying asset is ready for its intended use (or sale), it becomes part of general borrowings. These amendments will be applied to borrowing costs incurred on or after the beginning of the first annual reporting period beginning on or after January 1, 2019, with early adoption permitted.

Consolidation
2.3	Consolidation

The Group has prepared the consolidated financial statements in accordance with IFRS 10 Consolidated Financial Statements.

(1) Subsidiaries

Subsidiaries are all entities (including special purpose entities (“SPEs”)) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred is measured at the fair values of the assets transferred, and identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The Group recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. All other non-controlling interests are measured at fair values, unless otherwise required by other standards. Acquisition-related costs are expensed as incurred.

The excess of consideration transferred, amount of any non-controlling interest in the acquired entity and acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recoded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in the profit or loss as a bargain purchase.

Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

(2) Changes in ownership interests in subsidiaries without change of control

Any difference between the amount of the adjustment to non-controlling interest that do not result in a loss of control and any consideration paid or received is recognized in a separate reserve within equity attributable to owners of the Controlling Group.

(3) Disposal of subsidiaries

When the Group ceases to consolidate for a subsidiary because of a loss of control, any retained interest in the subsidiary is remeasured to its fair value with the change in carrying amount recognized in profit or loss.

(4) Associates

Associates are all entities over which the Group has significant influence, and investments in associates are initially recognized at acquisition cost using the equity method. Unrealized gains on transactions between the Group and its associates are eliminated to the extent of the Group’s interest in the associates. If there is any objective evidence that the investment in the associate is impaired, the Group recognizes the difference between the recoverable amount of the associate and its book amount as impairment loss.

(5) Joint arrangement

A joint arrangement, wherein two or more parties have joint control, is classified as either a joint operation or a joint venture. A joint operator recognizes its direct right to the assets, liabilities, revenues and expenses of joint operations and its share of any jointly held or incurred assets, liabilities, revenues and expenses. A joint venture has rights to the net assets relating to the joint venture and accounts for that investment using the equity method.

Segment Reporting
2.4	Segment Reporting

Information of each operating segment is reported in a manner consistent with the business segment reporting provided to the chief operating decision-maker (Note 34). The chief operating decision-maker is responsible for allocating resources and assessing performance of the operating segments.

Foreign Currency Translation
2.5	Foreign Currency Translation

(1) Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which each entity operates (the “functional currency”). The consolidated financial statements are presented in Korean won, which is the Parent Company’s functional and presentation currency.

(2) Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss. They are deferred in other comprehensive income if they relate to qualifying cash flow hedges and qualifying effective portion of net investment hedges, or are attributable to monetary part of the net investment in a foreign operation.

Foreign exchange gains and losses are presented in the statement of profit or loss, within finance costs.

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary assets such as equities classified as equity instruments at fair value through other comprehensive income are recognized in other comprehensive income.

(3) Translation to the presentation currency

The results and financial position of foreign operations that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for each statement of financial position presented are translated at the closing rate at the end of the reporting period,

•	income and expenses for each statement of profit or loss are translated at average exchange rates for the period,

•	equity is translated at the historical exchange rate, and

•	all resulting exchange differences are recognized in other comprehensive income.

Cash and Cash Equivalents
2.6	Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, deposits held at call with banks, and other short-term highly liquid investments with original maturities of less than three months.

Financial Assets
2.7	Financial Assets

(1) Classification

From January 1, 2018, the Group classifies its financial assets in the following measurement categories:

•	those to be measured at fair value through profit or loss

•	those to be measured at fair value through other comprehensive income, and

•	those to be measured at amortized cost.

The classification depends on the Group’s business model for managing the financial assets and the contractual terms of the cash flows.

For financial assets measured at fair value, gains and losses will either be recorded in profit or loss or other comprehensive income. For investments in debt instruments, this will depend on the business model in which the investment is held. The Group reclassifies debt investments when, and only when its business model for managing those assets changes.

For investments in equity instruments that are not held for trading, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income. Changes in fair value of the investments in equity instruments that are not accounted for as other comprehensive income are recognized in profit or loss.

(2) Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.

Hybrid (combined) contracts with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

A. Debt instruments

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. The Group classifies its debt instruments into one of the following three measurement categories:

•

Amortized cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. A gain or loss on a debt investment that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in profit or loss when the asset is derecognized or impaired. Interest income from these financial assets is included in ‘finance income’ using the effective interest rate method.

•

Fair value through other comprehensive income: Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at fair value through other comprehensive income. Movements in the carrying amount are taken through other comprehensive income, except for the recognition of impairment loss (and reversal of impairment loss), interest income and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss. Interest income from these financial assets is included in ‘finance income’ using the effective interest rate method. Foreign exchange gains and losses are presented in ‘finance income or finance costs’ and impairment loss in ‘finance costs or operating expenses’.

•

Fair value through profit or loss: Assets that do not meet the criteria for amortized cost or fair value through other comprehensive income are measured at fair value through profit or loss. A gain or loss on a debt investment that is subsequently measured at fair value through profit or loss and is not part of a hedging relationship is recognized in profit or loss and presented net in the statement of profit or loss within ‘finance income or finance costs’ in the period in which it arises.

B. Equity instruments

The Group subsequently measures all equity investments at fair value. Where the Group’s management has elected to present fair value gains and losses on equity investments in other comprehensive income, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognized in profit or loss as ‘finance income’ when the Group’s right to receive payments is established.

Changes in the fair value of financial assets at fair value through profit or loss are recognized in ‘finance income or finance costs’ in the statement of profit or loss as applicable. Impairment loss (and reversal of impairment loss) on equity investments measured at fair value through other comprehensive income are not reported separately from other changes in fair value.

(3) Impairment

The Group assesses on a forward looking basis the expected credit losses associated with its debt instruments carried at amortized cost and fair value through other comprehensive income. The impairment methodology applied depends on whether there has been a significant increase in credit risk. For trade receivables and lease receivables, the Group applies the simplified approach, which requires expected lifetime credit losses to be recognized from initial recognition of the receivables.

(4) Recognition and Derecognition

Regular way purchases and sales of financial assets are recognized or derecognized on trade-date, the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

If a transfer does not result in derecognition because the Group has retained substantially all the risks and rewards of ownership of the transferred asset, the Group continues to recognize the transferred asset in its entirety and recognizes a financial liability for the consideration received.

(5) Offsetting of financial instruments

Financial assets and liabilities are offset and the net amount reported in the statements of financial position where there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the assets and settle the liability simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the Group or the counterparty.

Derivative Instruments
2.8	Derivative Instruments

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. The Group has hedge relationships and designates certain derivatives as:

•	hedges of a particular risk associated with the cash flows of recognized assets and liabilities and highly probable forecast transactions (cash flow hedges)

At inception of the hedge relationship, the Group documents the economic relationship between hedging instruments and hedged items including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items.

The fair values of derivative financial instruments designated in hedge relationships are disclosed in Note 37.

The full fair value of a hedging derivative is classified as a non-current asset or liability when the remaining maturity of the hedged item is more than 12 months; it is classified as a current asset or liability when the remaining maturity of the hedged item is less than 12 months. A non-derivative financial asset and a non-derivative financial liability is classified as a current or non-current based on its expected maturity and its settlement, respectively.

The effective portion of changes in fair value of derivatives that are designated and qualify as cash flow hedges is recognized in the cash flow hedge reserve within equity, and the ineffective portion is recognized in ‘finance income (costs)’.

Amounts of changes in fair value of effective hedging instruments accumulated in equity are recognized as ‘finance income (costs)’ for the periods when the corresponding transactions affect profit or loss.

When a hedging instrument expires, or is sold, terminated, exercised, or when a hedge no longer meets the criteria for hedge accounting, any accumulated cash flow hedge reserve at that time remains in equity until the forecast transaction occurs, resulting in the recognition of a non-financial asset such as inventory. When the forecast transaction is no longer expected to occur, the cash flow hedge reserve and deferred costs of hedging that were reported in equity are immediately reclassified to profit or loss.

Trade Receivables
2.9	Trade Receivables

Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less loss allowance. See Note 6 for further information about the Group’s accounting for trade receivables and Note 2.7 (3) for a description of the Group’s impairment policies.

Inventories
2.10	Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is determined using the moving average method, except for inventories in-transit which is determined using the specific identification method.

Non-current Assets (or Disposal Group) Held-for-sale
2.11	Non-current Assets (or Disposal Group) Held-for-sale

Non-current assets (or disposal group) are classified as held for sale when their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. The assets are measured at the lower amount between their carrying amount and the fair value less costs to sell.

Property and Equipment

2.12	Property and Equipment

Property and equipment are stated at historical cost less accumulated depreciation and accumulated impairment losses. Historical cost includes expenditures that is directly attributable to the acquisition of the items.

Depreciation of all property, plant and equipment, except for land, is calculated using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives as follows:

Estimated Useful Life
Buildings	5 – 40 years
Structures	5 – 40 years
Machinery and equipment (Telecommunications equipment and others)	2 – 40 years
Others
Vehicles	4 – 6 years
Tools	4 – 6 years
Office equipment	2 – 6 years

The depreciation method, residual values and useful lives of property and equipment are reviewed at the end of each reporting period and, if appropriate, accounted for as changes in accounting estimates.

Investment Property
2.13	Investment Property

Investment property is a property held to earn rentals or for capital appreciation. An investment property is measured initially at its cost. After recognition as an asset, investment property is carried at cost less accumulated depreciation and impairment losses. Investment property, except for land, is depreciated using the straight-line method over their useful lives from 10 to 40 years.

Intangible Assets

2.14	Intangible Assets

(1) Goodwill

Goodwill is measured as explained in Note 2.3 (a) and goodwill arising from acquisition of subsidiaries and business are included in intangible assets. Goodwill is tested annually for impairment and carried at cost less accumulated impairment losses. Gains and losses on the disposal of subsidiaries and business include the carrying amount of goodwill relating to the subsidiaries and business sold.

For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the CGUs, or group of CGUs, that is expected to benefit from the synergies of the combination. Goodwill is monitored at the operating segment level.

Goodwill impairment reviews are undertaken annually or more frequently if events or changes in circumstances indicate a potential impairment. The carrying amount of goodwill is compared to the recoverable amount, which is the higher of value in use and the fair value less costs to sell. Any impairment is recognized immediately as an expense and is not subsequently reversed.

(2) Intangible assets except goodwill

Intangible assets, except for goodwill, are initially recognized at its historical cost, and carried at cost less accumulated amortization and accumulated impairment losses. Membership rights (condominium membership and golf membership) that have an indefinite useful life are not subject to amortization because there is no foreseeable limit to the period over which the assets are expected to be utilized. The Group amortizes intangible assets with a limited useful life using the straight-line method over the following periods:

Estimated Useful Life
Development costs	5 – 6 years
Software	6 years
Industrial property rights	5 – 50 years
Frequency usage rights	5 – 10 years
Others[1]	2 – 50 years

[1]	Membership rights (condominium membership and golf membership) and broadcast license included in others are classified as intangible assets with indefinite useful life.

Borrowing Costs
2.15	Borrowing Costs

General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized during the period of time that is required to complete and prepare the asset for its intended use or sale. Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization. Other borrowing costs are expensed in the period in which they are incurred.

Government Grants
2.16	Government Grants

Grants from the government are recognized at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions. Government grants related to assets are presented in the statement of financial position by setting up the grant as deferred income that is recognized in profit or loss on a systematic basis over the useful life of the asset. Grants related to income are presented as a credit in the statement of profit or loss within ‘other income’.

Impairment of Non-Financial Assets
2.17	Impairment of Non-Financial Assets

Goodwill and intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Trade and other payables
2.18	Trade and other payables

These amounts represent liabilities for goods and services provided to the Group prior to the end of reporting period which are unpaid. Trade and other payables are presented as current liabilities, unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

Financial Liabilities
2.19	Financial Liabilities

(1) Classification and measurement

The Group’s financial liabilities at fair value through profit or loss are financial instruments held for trading. A financial liability is held for trading if it is incurred principally for the purpose of repurchasing in the near term. Derivatives that are not designated as hedging instruments or derivatives separated from financial instruments containing embedded derivatives are also categorized as held for trading.

The Group classifies non-derivative financial liabilities, except for financial liabilities at fair value through profit or loss, financial guarantee contracts and financial liabilities that arise when a transfer of financial assets does not qualify for derecognition, as financial liabilities carried at amortized cost and present as ‘trade payables’, ‘borrowings’ and ‘other financial liabilities’ in the statement of financial position.

Preferred shares that require mandatory redemption at a particular date are classified as liabilities. Interest expenses on these preferred shares using the effective interest method are recognized in the statement of profit or loss as ‘finance costs’, together with interest expenses recognized from other financial liabilities.

(2) Derecognition

Financial liabilities are removed from the statement of financial position when it is extinguished; for example, when the obligation specified in the contract is discharged or cancelled or expired or when the terms of an existing financial liability are substantially modified. The difference between the carrying amount of a financial liability extinguished or transferred to another party and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

Financial Guarantee Contracts
2.20	Financial Guarantee Contracts

Financial guarantee contracts are recognized as a financial liability at the time the guarantee is issued. The liability is initially measured at fair value, subsequently at the higher of following and recognized in the statement of financial position within ‘other financial liabilities’.

•	the amount determined in accordance with the expected credit loss model under IFRS 9 Financial Instruments and

•	the amount initially recognized less, where appropriate, the cumulative amount of income recognized in accordance with IFRS 15 Revenue from Contracts with Customers

Employee Benefits
2.21	Employee Benefits

(1) Post-employment benefits

The Group operates both defined contribution and defined benefit pension plans.

A defined contribution plan is a pension plan under which the Group pays fixed contributions into a separate entity. The contributions are recognized as employee benefit expenses when an employee has rendered service.

A defined benefit plan is a pension plan that is not a defined contribution plan. Generally, post-employment benefits are payable after the completion of employment, and the benefit amount depended on the employee’s age, periods of service or salary levels. The liability recognized in the statement of financial position in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms approximating to the terms of the related obligation. Remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in the period in which they occur, directly in other comprehensive income.

Changes in the present value of the defined benefit obligation resulting from plan amendments or curtailments are recognized immediately in profit or loss as past service costs.

(2) Termination benefits

Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits at the earlier of the following dates: when the entity can no longer withdraw the offer of those benefits or when the entity recognizes costs for a restructuring.

(3) Long-term employee benefits

Certain entities within the Group provide long-term employee benefits that are entitled to employees with service period for ten years and above. The expected costs of these benefits are accrued over the period of employment using the same accounting methodology as used for defined benefit pension plans. The Group recognizes service cost, net interest on other long-term employee benefits and remeasurements as profit or loss for the year. These liabilities are valued annually by an independent qualified actuary.

Share-based payments
2.22	Share-based payments

Equity-settled share-based payment is recognized at fair value of equity instruments granted, and employee benefit expense is recognized over the vesting period. At the end of each period, the Group revises its estimates of the number of options that are expected to vest based on the non-market vesting and service conditions. It recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.

Provisions
2.23	Provisions

Provisions for service warranties, make good obligation, and legal claims are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period, and the increase in the provision due to the passage of time is recognized as interest expense.

Leases
2.24	Leases

(1) Lessee

A lease is an agreement, whereby the lessor conveys to the lessee, in return for a payment or series of payments, the right to use an asset for an agreed period of time. Leases where all the risks and rewards of ownership are not transferred to the Group are classified as operating leases. Lease payments under operating leases are recognized as expenses on a straight-line basis over the lease term.

Leases where the Group has substantially all the risks and rewards of ownership are classified as finance leases. Finance leases are capitalized as lease assets and liabilities at the lease’s inception at the fair value of the leased property or, if lower, the present value of the minimum lease payments.

(2) Lessor

A lease is classified as a finance lease if it transfers substantially all the risks and rewards incidental to ownership at the inception of the lease. A lease other than a finance lease is classified as an operating lease. Lease income from operating leases is recognized in income on a straight-line basis over the lease term. Initial direct costs incurred by the lessor in negotiating and arranging an operating lease is added to the carrying amount of the leased asset and recognized as an expense over the lease term on the same basis as the lease income.

Share Capital
2.25	Share Capital

The Group classifies ordinary shares as equity.

Where the Controlling Company purchases its own shares, the consideration paid, including any directly attributable incremental costs, is deducted from equity until the share are cancelled or reissued. When these treasury shares are reissued, any consideration received is including in equity attributable to the equity holders of the Controlling Company.

Revenue Recognition
2.26	Revenue Recognition

In May 2014, the IASB issued IFRS 15, which replaced IAS 18. This standard is applicable to years beginning on or after January 1, 2018. The Group adopted IFRS 15 retrospectively, with the cumulative effects of the initial application being recognized on the date of the initial application, on January 1, 2018. Accordingly, as provided for in this standard, the Group recorded the cumulative effect as at the date of the initial application of the standard as an adjustment to the initial balance in the retained earnings. In accordance with this transition method, the entity applied this pronouncement retrospectively only for contracts that are still in force as at the date of the initial application.

(1) Identification of contracts

The Group performed a comprehensive review of the commercial offers in force, in order to identify the principal contractual clauses and other contractual elements that may be significant regarding the adoption of the new accounting standard.

(2) Identifying performance obligations

With the application of IFRS 15, the Group identifies performance obligations with a customer such as mobile and fixed-line service, Media and content services, financial services and sale of goods. Accordingly, the Group will recognize revenue when, or to the extent that, it satisfies the performance obligations by transferring the goods or services that were promised to the customer.

Mobile and fixed-line service

Telecommunication service revenues include mobile and fixed-line(e.g., fixed-line and VoIP telephone, broadband internet access services and data communication services). These services represent a series of distinct services that is considered a separate performance obligation. Service revenue is recognized when services are provided, based upon either usage (e.g., minutes of traffic/bytes of data processed) or period of time (e.g., monthly service fees).

Media and content services

Revenue from media and content services primarily consists of installation fees and basic monthly charges of IPTV and satellite TV services, as well as revenue from digital content distribution, digital music streaming and downloading.

Media and contents services revenue are recognized when services are provided, based upon either usage or period of time.

Financial services

Financial services primarily include commissions for merchant fees paid by merchants to credit card companies for processing transactions. Revenue from the commission is recognized when the service obligation is performed.

Sale of goods

Revenue from sale of goods, primarily handsets related to our mobile services is recognized when a performance obligation is satisfied by transferring promised goods to customers.

(3) Allocation the transaction price and Revenue recognition

With the application of IFRS 15, the Group allocates the transaction price to each performance obligation identified in the contract based on a relative stand-alone selling prices of the goods or services being provided to the customer.

The Group verified the existence of two main performance obligations: (i) telecommunication services; and (ii) selling handsets.

To allocate the transaction price to each performance obligation on a relative stand-alone price basis, the Group determines the stand-alone selling price at contract inception of the distinct good or service underlying each performance obligation in the contract and allocate the transaction price in proportion to those stand-alone selling price. The standalone selling price is the price at which the Group would sell a promised good or service separately to the customer. The best evidence of a stand-alone selling price is the observable price of a good or service when the Group sells that good or service separately in similar circumstances and to similar customers. The Group recognizes the allocated amount as contract assets or contract liabilities, and amortizes it through the remaining period which is adjusted in operating income.

The adoption of the new revenue standard in some cases resulted in the early recognition of revenue from the sale of handsets, which are usually recognized upon the transfer of control to the customer, basically due to the allocation of discounts between the performance obligations arising from the sale of plans that include mobile services as well as handsets. The difference between the carrying value of sales of handsets, and the amount received from the customer is recorded as a contractual asset and/or liability at the beginning of the contract. Revenue from telecommunication services, in turn, will be recognized in the statement of income based on the allocation of the transaction price, and to the extent that services are being provided to customers in monthly basis.

(4) Incremental contract acquisition costs

The Group pays the commission fees to authorized dealers when new customer subscribe for telecommunication services. The incremental contract acquisition costs are those commission fess that the Group incurs to acquire a contract with a customer that it would not have incurred if the contract had not been acquired. According to IFRS 15, the Group recognizes as an asset the incremental contract acquisition costs and amortize it over the expected period of benefit. However, as a practical expedient, the Group may recognize the incremental contract acquisition costs as an expense when incurred if the amortization period of the asset is one year or less.

Current and Deferred Income Tax

2.27	Current and Deferred Income Tax

The tax expense for the period consists of current and deferred tax. Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

The tax expense is measured at the amount expected to be paid to the taxation authorities, using the tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Management periodically evaluates tax policies that are applied in tax returns in which applicable tax regulation is subject to interpretation. The Group recognizes current income tax on the basis of the amount expected to be paid to the tax authorities.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss.

Deferred tax assets are recognized only if it is probable that future taxable amount will be available to utilize those temporary differences and losses.

The Group recognizes a deferred tax liability all taxable temporary differences associated with investments in subsidiaries, associates, and interests in joint arrangements, except to the extent that the Group is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. In addition, The Group recognizes a deferred tax asset for all deductible temporary differences arising from such investments to the extent that it is probable the temporary difference will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis.

The Group adopts the consolidated corporate tax return and calculates income tax expenses and income tax liabilities of the Group based on systematic and reasonable methods.

Dividend
2.28	Dividend
Dividend distribution to the Group’s shareholders is recognized as a liability in the financial statements in the period in which the dividends are approved by the Group’s shareholders.
Approval of the Financial Statements
2.29	Approval of the Financial Statements
The consolidated financial statements 2018 were approved for issue by the Board of Directors on March 29, 2019.